Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended September 30, 2018 and 2017 were as follows:

	September 30,
	2018	2017
Expected option life (years)	6 years	6 years
Risk-free interest rate	2.61% to 3.00%	1.91% to 2.05%
Expected volatility	68.15% to 72.99%	68.61% to 68.93%
Expected dividend yield	0.00%	0.00%

Stock Option Rollforward
The table below reflects the conversion of ordinary shares in the current and previous years.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of September 30, 2016	—	$—	—	$—
Granted	570,537	0.51	—	—
Exercised	—	—	—	—
Canceled or forfeited	(228)	0.00	—	—
Outstanding as of September 30, 2017	570,309	$0.51	9.73	$2,024
Granted	1,513,218	$13.33	—	—
Exercised	—	—	—	—
Canceled or forfeited	(18,046)	$4.99	—	—
Outstanding as of September 30, 2018	2,065,481	$9.87	9.35	$43,146
Exercisable as of September 30, 2018	166,262	$0.52	8.73	$5,022
Vested and expected to vest as of September 30, 2018	2,065,481	$9.87	9.35	$43,146

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the years ended September 30, 2018 and 2017 are as follows and reflect the conversion of ordinary shares in the current and previous years.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at September 30, 2015	416,887	$3.54
Granted	1,070,797	4.08
Vested	(220,940)	3.38
Canceled or forfeited	(125)	3.03
Unvested and outstanding at September 30, 2016	1,266,619	3.89
Granted	642,150	4.36
Vested	(453,134)	3.92
Canceled or forfeited	(97,318)	4.20
Unvested and outstanding at September 30, 2017	1,358,317	4.20
Granted	—	—
Vested	(534,906)	3.96
Canceled or forfeited	(7,779)	3.68
Unvested and outstanding at September 30, 2018	815,632	$4.17

Schedule of Restricted Stock Valuation Assumptions
The assumptions (Note 2) used in the OPM to determine the fair value of the ordinary shares for the following dates are as follows:

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71%	71%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

Schedule of Allocated Share Based Compensation
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Year ended September 30,
	2018	2017	2016
Research and development	$3,116	$1,145	$916
General and administrative	3,649	2,008	1,341
Total share-based compensation	$6,765	$3,153	$2,257